Revenue, Summary of Components of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Accounts Receivable, Net [Member]
Disaggregation of Revenue [Line Items]
Assets:	$ 29,609	$ 17,046
Deferred Contract Acquisition Costs, Current and Non-current [Member]
Disaggregation of Revenue [Line Items]
Assets:	13,207	11,655
Deferred Revenue Current and Non-current [Member]
Disaggregation of Revenue [Line Items]
Liabilities:	$ 53,958	$ 38,831